Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 1,090,998	R$ 89,684	R$ 96,723
Current	461,304	56,605	56,302
Non-current	629,694	33,079	40,421
Incentives for business acceleration program [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		11,349	22,125
Marketing expenses [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	8,110	9,678	41,276
Commissions and premiums paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	1,035,869	49,233	21,431
Services paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	1,124	2,043	5,180
Other expenses paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 45,895	28,730
Other expenses paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		R$ 17,381	R$ 6,711